Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost, net of employee contributions	CAD 146	CAD 110
Interest cost	302	312
Expected return on plan assets, net of expenses	(406)	(369)
Actuarial loss amortization	119	103
Prior service cost amortization	2	2
Net periodic benefit costs	163	158
Charged to results of operations	81	81
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost, net of employee contributions	43	41
Interest cost	64	73
Actuarial loss amortization	14	18
Prior service cost amortization		2
Net periodic benefit costs	121	134
Charged to results of operations	CAD 55	CAD 62